Related Parties (Tables)	12 Months Ended
Jun. 30, 2024
Related Party [Abstract]
Disclosure of Directors and Prescribed Officers Who Own Shares in Harmony
The directors' remuneration is as follows:

	SA Rand
Figures in million	Executive directors	Non-executive directors
2024
Salaries	23	—
Retirement contributions	3	—
Bonuses	12	—
Exercise/settlement of share options	13	—
Directors' fees	—	13
Total	51	13
2023
Salaries	23	—
Retirement contributions	3	—
Bonuses	8	—
Exercise/settlement of share options	6	—
Directors' fees	—	14
Total	40	14

On 29 November 2022, Harmony announced the retirement by rotation of Mr Andre Wilkens, non-executive director, and
Mr Joaquim Chissano, independent non-executive director, with effect from 29 November 2022.
35    Related parties continued
Directors and other key management continued
The following directors and prescribed officers owned shares in Harmony at year-end. The balance of shares held is attributable to shares held privately and in terms of the minimum shareholding requirement as set out in our remuneration policy:

Number of shares
Name of director/prescribed officer	2024	2023
Directors
Peter Steenkamp	612 436	598 513
Boipelo Lekubo	52 918	24 753
Harry Mashego	55 053	28 975
Prescribed officers
Beyers Nel	79 706	54 195
Marian van der Walt	47 092	66 870
Johannes van Heerden	74 065	42 310
Anton Buthelezi	13 390	—
Melanie Naidoo-Vermaak[1]	n/a	7 966
[1] Resigned as prescribed officer effective 31 December 2023.

Disclosure of Transactions with Related Parties

	SA Rand
Figures in million	2024	2023
Sales and services rendered to related parties
Joint operations	5	4
Total	5	4

	SA Rand
Figures in million	2024	2023
Purchases and services acquired from related parties
Associates	76	69
Total	76	69